Concentration of Credit Risk - (Tables)	12 Months Ended
Sep. 30, 2018
Risks and Uncertainties [Abstract]
Schedule of Revenue from External Customers by Geographic Areas
The following tables set forth external net revenue, net of intercompany eliminations, and net asset information by region:

	Year Ended September 30,
	2018	2017	2016
Sales to external customers
United States	$1,067,636	$1,033,404	$950,229
Rest of World	271,905	214,020	186,967
Total	$1,339,541	$1,247,424	$1,137,196

Schedule of Long-lived Assets by Geographic Areas

	September 30, 2018	September 30, 2017
Net Assets
United States	$332,624	$187,247
Rest of World	29,392	29,328
	362,016	216,575

Long Lived Assets
United States	286,193	240,528
Rest of World	33,830	39,515
	$320,023	$280,043

Schedule of Net Assets by Geographic Areas

	September 30, 2018	September 30, 2017
Net Assets
United States	$332,624	$187,247
Rest of World	29,392	29,328
	362,016	216,575

Long Lived Assets
United States	286,193	240,528
Rest of World	33,830	39,515
	$320,023	$280,043